WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Warrants
WARRANTS

NOTE 7 - WARRANTS

On April 11, 2022, effective April 1, 2022, we issued to GK Partners ApS, for financial services, a warrant to immediately purchase up to 6,000,000 shares of our common stock at an exercise price of $1.00 per share which expires on December 31, 2023. In determining the fair value of the warrant, we used the Black-Scholes pricing model having the following assumptions: (i) stock option exercise price of $1.00; (ii) fair market value of our common stock of $1.22 as quoted on the OTC Markets on the date of issuance of the Warrant; (iii) expected term of option of 1.75 years; (iv) expected volatility of 699.79%; (v) expected dividend rate of 0.0%; and (vi) risk-free interest rate of approximately 2.44%. As a result, we recorded stock-based compensation of approximately $7,316,971 for the year ended March 31, 2023.

On November 28, 2022, we issued 1) to David Volpe a warrant to purchase 500,000 shares of the Company’s Common Stock and 2) to Bennett J. Yankowitz a warrant to purchase 250,000 shares of the Company’s Common Stock. The warrants have an exercise price of $1.00 per share and expire on December 31, 2027. Mr. Volpe’s warrants were issued as compensation for consulting services provided to the Company. Mr. Yankowitz’s warrants were issued as compensation for his acting as the sole director and the chief executive officer of the Company. In determining the fair value of the warrants, we used the Black-Scholes pricing model having the following assumptions: (i) stock option exercise price of $1.00; (ii) fair market value of our common stock of $1.12 as quoted on the OTC Markets on the date of issuance of the Warrant; (iii) term of option of 5 years; (iv) expected volatility of approximately 206%; (v) expected dividend rate of 0.0%; and (vi) risk-free interest rate of approximately 3.88%. As a result, we recorded total stock-based compensation of approximately $825,000 for the year ended March 31, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, March 31, 2023	6,635,000	$1.00	1.21	$—
Issued	—	$—	—
Cancelled	—	$—	—
Exercised	(25,000)	$—	—
Outstanding, June 30, 2023	6,610,000	$1.00	0.96	$—

NOTE 8 - WARRANTS

On April 11, 2022, effective April 1, 2022, we issued to GK Partners ApS, for financial services, a warrant to immediately purchase up to 6,000,000 shares of our common stock at an exercise price of $1.00 per share which expires on December 31, 2023. In determining the fair value of the warrant, we used the Black-Scholes pricing model having the following assumptions: (i) stock option exercise price of $1.00; (ii) fair market value of our common stock of $1.22 as quoted on the OTC Markets on the date of issuance of the Warrant; (iii) expected term of option of 1.75 years; (iv) expected volatility of 699.79%; (v) expected dividend rate of 0.0%; and (vi) risk-free interest rate of approximately 2.44%. As a result, we recorded stock-based compensation of approximately $7,316,971 for the year ended March 31, 2023.

On November 28, 2022, we issued 1) to David Volpe a warrant to purchase 500,000 shares of the Company’s Common Stock and 2) to Bennett J. Yankowitz a warrant to purchase 250,000 shares of the Company’s Common Stock. The warrants have an exercise price of $1.00 per share and expire on December 31, 2027. Mr. Volpe’s warrants were issued as compensation for consulting services provided to the Company. Mr. Yankowitz’s warrants were issued as compensation for his acting as the sole director and the chief executive officer of the Company. In determining the fair value of the warrants, we used the Black-Scholes pricing model having the following assumptions: (i) stock option exercise price of $1.00; (ii) fair market value of our common stock of $1.12 as quoted on the OTC Markets on the date of issuance of the Warrant; (iii) term of option of 5 years; (iv) expected volatility of approximately 206%; (v) expected dividend rate of 0.0%; and (vi) risk-free interest rate of approximately 3.88%. As a result, we recorded total stock-based compensation of approximately $825,000 for the year ended March 31, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, March 31, 2022	—	—	—
Issued	6,750,000	$1.00	2.13
Cancelled	—	$—	—
Exercised	(115,000)	$—	—
Outstanding, March 31, 2023	6,635,000	$1.00	1.21	$—